Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of transactions between related parties
The following table provides the total amounts of transactions that have been entered into with related parties for the year ended December 31, 2022, 2021 and 2020, as well as balances with related parties as of December 31, 2022 and 2021.

		Sales to related parties	Purchases from related parties	Amounts owed by related parties*	Amounts owed to related parties*
Associate:
Litres	2022	7	—	53	—
Litres	2021	7	1	1	2
Litres	2020	6	11	144**	2

Entities with significant influence over the Group:
Sistema	2022	105	1,999	10	1,020
Sistema	2021	114	553	6	973
Sistema	2020	—	193	—	9
* The amounts are classified as accounts receivable and trade payables, respectively.
** Including 141 of accrued but not paid dividends for the year ended December 31, 2020.

Summary of transactions with key management personnel
The remuneration of key management personnel for the year ended December 31, 2022, 2021 and 2020 amounted to:

	2022	2021	2020
Short-term employee benefits (i)	32	90	53
Share-based compensation expense (ii)	1,540	2,390	224

	1,572	2,480	277

i.	Short-term benefits include salaries, bonuses, paid annual leave and social security contributions.
ii.	Amounts related to the participation of the key management personnel in the incentive scheme posted in consolidated statements of profit or loss and other comprehensive income.